ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET [Line Items]
Accounts receivable	$ 471,592	$ 3,295,818
Less: allowance for doubtful accounts	(295,472)	0
Accounts Receivable, Net, Current	$ 176,120	$ 3,295,818